Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table provides the "Compensation Actually Paid," as defined by the SEC rules (sometimes referred to below as "CAP"), to the CEO and the average compensation paid to the Company's other named non-CEO executive officers ("Other NEOs"), along with the company's Total Shareholder Return ("TSR"), peer group TSR, Net Income and Return on Average Tangible Common Equity (ROATCE) for the years indicated.

PAY VERSUS PERFORMANCE TABLE
Value of Initial Fixed
			Average	Average	$100 Investment Based On:
			Summary	Compensation				Return on
	Summary		Compensation	Actually		Peer Group		Average
	Compensation	Compensation	Table Total for	Paid to	Total	Total		Tangible
	Table Total for	Actually	Non-CEO	Non-CEO	Shareholder	Shareholder	Net	Common Equity
Year	CEO (1)	Paid to CEO	NEOs (2)	NEOs	Return (3)	Return (3)	Income	("ROATCE")
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,939,498	$3,461,506	$1,246,097	$1,332,255	$109.82	$97.52	$263,813,000	13.87%
2021	$2,783,438	$3,493,601	$1,049,623	$1,213,808	$103.36	$124.06	$120,992,000	9.20%
2020	$3,319,086	$2,172,806	$1,046,532	$810,875	$90.38	$89.69	$121,167,000	10.38%

Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote [Text Block]	(1) For 2022, Mr. Oddleifson is included in the "CEO" columns and Mr. Ruggiero, Mr. Cozzone, Mr. Jensen and Mr. Nadeau are included in the "Non-CEO NEOs" columns.(2) For 2021 and 2020, Mr. Oddleifson is included in the "CEO" columns and Mr. Ruggiero, Mr. Cozzone, Mr. Nadeau and Mr. Seksay are included in the "Non-CEO NEOs" columns.
PEO Total Compensation Amount	$ 2,939,498	$ 2,783,438	$ 3,319,086
PEO Actually Paid Compensation Amount	$ 3,461,506	3,493,601	2,172,806
Adjustment To PEO Compensation, Footnote [Text Block]
Details of the adjustments from the Summary Compensation to CAP are below, for the years indicated:

	2022
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year ("FY")	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	397,084	22,880
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(711,438)	(251,968)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	993,698	350,966
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	63,357	18,830
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	20,160	5,663
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(240,853)	(60,213)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$522,008	$86,158

	2021
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(155,087)	$(9,113)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	449,226	55,598
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(822,517)	(253,712)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	926,671	285,758
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	193,722	55,349
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	185,412	46,579
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(67,264)	(16,274)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$710,163	$164,185

	2020
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,291,254)	$(223,256)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	427,975	56,199
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(664,774)	(202,277)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	748,584	227,830
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(245,840)	(64,384)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(120,971)	(29,769)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$(1,146,280)	$(235,657)

Non-PEO NEO Average Total Compensation Amount	$ 1,246,097	1,049,623	1,046,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,332,255	1,213,808	810,875
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Details of the adjustments from the Summary Compensation to CAP are below, for the years indicated:

	2022
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year ("FY")	$—	$—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	397,084	22,880
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(711,438)	(251,968)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	993,698	350,966
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	63,357	18,830
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	20,160	5,663
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(240,853)	(60,213)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$522,008	$86,158

	2021
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(155,087)	$(9,113)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	449,226	55,598
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(822,517)	(253,712)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	926,671	285,758
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	193,722	55,349
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	185,412	46,579
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	(67,264)	(16,274)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$710,163	$164,185

	2020
Adjustments	CEO	Average non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,291,254)	$(223,256)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	427,975	56,199
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(664,774)	(202,277)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	748,584	227,830
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(245,840)	(64,384)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(120,971)	(29,769)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that failed to meet the applicable vesting conditions during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Total Adjustments	$(1,146,280)	$(235,657)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company's cumulative TSR and the relationship between the Company's cumulative TSR and peer group cumulative TSR for each year presented:

Compensation Actually Paid vs. Net Income [Text Block]	The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company's net income for each year presented:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company's ROATCE for each year presented:
Total Shareholder Return Vs Peer Group [Text Block]
The following table summarizes the relationship between CEO CAP and average Other NEO CAP versus the Company's cumulative TSR and the relationship between the Company's cumulative TSR and peer group cumulative TSR for each year presented:

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures
Return on average tangible common equity (Non-GAAP) (calculated by dividing net income by average tangible common equity)
Net operating earnings per share (Non-GAAP) (1) (net operating earnings calculated as net income less noncore items, such as merger and acquisition expenses)
Return on average assets (GAAP) (calculated by dividing net income by average assets)
Return on average common equity (GAAP) (calculated by dividing net income by average common equity)

Total Shareholder Return Amount	$ 109.82	103.36	90.38
Peer Group Total Shareholder Return Amount	97.52	124.06	89.69
Net Income (Loss)	$ 263,813,000	$ 120,992,000	$ 121,167,000
Company Selected Measure Amount	0.1387	0.0920	0.1038
PEO Name	Mr. Oddleifson
Additional 402(v) Disclosure [Text Block]	(3) The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index (assuming reinvestment of all dividends), which we also utilize in the Total Return Performance Graph in Item 5. of the Company's Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the KBW NASDAQ Bank Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.(1) Please refer to the Company’s Annual Report on Form 10-K for a reconciliation of Net Operating Earnings to Net Income.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on average tangible common equity (Non-GAAP) (calculated by dividing net income by average tangible common equity)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net operating earnings per share (Non-GAAP) (1) (net operating earnings calculated as net income less noncore items, such as merger and acquisition expenses)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on average assets (GAAP) (calculated by dividing net income by average assets)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on average common equity (GAAP) (calculated by dividing net income by average common equity)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 522,008	$ 710,163	$ (1,146,280)
PEO [Member] | Adjustment, Change in Actuarial Present Values of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(155,087)	(1,291,254)
PEO [Member] | Adjustment, Increase for Service Cost and Prior Service cost for Pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	397,084	449,226	427,975
PEO [Member] | Adjustment, Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(711,438)	(822,517)	(664,774)
PEO [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	993,698	926,671	748,584
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,357	193,722	(245,840)
PEO [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,160	185,412	(120,971)
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,853)	(67,264)	0
PEO [Member] | Adjustment, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Change in Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,158	164,185	(235,657)
Non-PEO NEO [Member] | Adjustment, Change in Actuarial Present Values of Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(9,113)	(223,256)
Non-PEO NEO [Member] | Adjustment, Increase for Service Cost and Prior Service cost for Pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,880	55,598	56,199
Non-PEO NEO [Member] | Adjustment, Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(251,968)	(253,712)	(202,277)
Non-PEO NEO [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	350,966	285,758	227,830
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,830	55,349	(64,384)
Non-PEO NEO [Member] | Adjustment, Increase for Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,663	46,579	(29,769)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,213)	(16,274)	0
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0